Net Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2024
Earnings Per Share [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share

Computation of basic and diluted net loss per share for the years ended March 31, 2024 and 2023, is as follows (in thousands, except share and per share amounts):

	Years Ended March 31,
	2024	2023
Net loss	$(8,443)	$(1,014)
Weighted-average shares outstanding, basic and diluted	26,382,190	25,000,000
Net loss per share – basic and diluted	$(0.32)	$(0.04)

Schedule of Antidilutive Securities Excluded From Computation of Net Loss Per Share

The following table outlines dilutive common share equivalents outstanding, which are excluded in the above diluted net loss per share calculation, as the effect of their inclusion would be anti-dilutive or the share equivalents were contingently issuable as of each period presented:

	March 31,
	2024	2023
Earnout shares	6,000,000	—
Common Stock underlying Public Warrants	10,100,000	—
Common Stock underlying Private Placement Warrants	3,235,000	—
Total	19,335,000	—